Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues		$ 1,110,284	$ 1,152,390	$ 1,229,413
Voyage expenses		(99,444)	(80,750)	(98,006)
Vessel operating (expenses) recoveries		(353,564)	(364,441)	(378,480)
Time-charter hire expenses		(80,315)	(75,485)	(51,750)
Depreciation and amortization		(309,975)	(300,011)	(274,599)
General and administrative		(62,249)	(56,122)	(72,613)
(Write-down) & gain (loss) on sale of vessels		(318,078)	(40,079)	(69,998)
Restructuring charge		(2,664)	(4,649)	(568)
(Loss) income from vessel operations		(116,005)	230,853	283,399
Equity income		14,442	17,933	7,672
Investment in joint ventures		169,875	141,819	77,647
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		533,260	294,581	664,667
Expenditures for dry docking		17,183	25,043	14,609
FPSO Segment
Segment Reporting Information [Line Items]
(Write-down) & gain (loss) on sale of vessels		265,200
Operating Segments | FPSO Segment
Segment Reporting Information [Line Items]
Revenues		458,388	495,223	531,554
Voyage expenses		0	0	0
Vessel operating (expenses) recoveries		(149,153)	(165,346)	(189,900)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(143,559)	(149,198)	(137,914)
General and administrative		(33,046)	(35,971)	(38,588)
(Write-down) & gain (loss) on sale of vessels		(265,229)	0	0
Restructuring charge		(450)	(4,444)	0
(Loss) income from vessel operations		(133,049)	140,264	165,152
Equity income		14,442	17,933	7,672
Investment in joint ventures		169,875	141,819	77,647
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		193,817	66,234	116,473
Expenditures for dry docking		0	0	0
Operating Segments | Shuttle Tanker Segment
Segment Reporting Information [Line Items]
Revenues		536,852	509,596	541,792
Voyage expenses		(80,964)	(62,846)	(82,777)
Vessel operating (expenses) recoveries		(129,517)	(123,950)	(128,156)
Time-charter hire expenses		(62,899)	(62,511)	(51,088)
Depreciation and amortization		(125,648)	(122,822)	(106,190)
General and administrative		(17,425)	(10,160)	(22,884)
(Write-down) & gain (loss) on sale of vessels		(51,741)	4,554	(65,101)
Restructuring charge		(210)	(205)	(568)
(Loss) income from vessel operations		68,448	131,656	85,028
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		216,157	40,584	26,980
Expenditures for dry docking		16,323	19,105	14,609
Operating Segments | FSO Segment
Segment Reporting Information [Line Items]
Revenues		66,901	54,440	57,391
Voyage expenses		(1,172)	(1,517)	(851)
Vessel operating (expenses) recoveries		(25,241)	(23,167)	(26,394)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(19,406)	(9,311)	(11,775)
General and administrative		(1,864)	(836)	(1,372)
(Write-down) & gain (loss) on sale of vessels		(1,108)	(983)	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		18,110	18,626	16,999
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		88,039	101,347	94,317
Expenditures for dry docking		199	5,139	0
Operating Segments | UMS Segment
Segment Reporting Information [Line Items]
Revenues		4,236	34,433	28,334
Voyage expenses		(1,152)	0	0
Vessel operating (expenses) recoveries		(33,656)	(32,888)	(13,876)
Time-charter hire expenses		0	0	0
Depreciation and amortization		(6,566)	(6,660)	(3,775)
General and administrative		(5,068)	(5,495)	(4,109)
(Write-down) & gain (loss) on sale of vessels	$ (43,700)	0	(43,650)	(1,000)
Restructuring charge		(2,004)	0	0
(Loss) income from vessel operations		(44,210)	(54,260)	5,574
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		3,931	9,742	183,364
Expenditures for dry docking		0	0	0
Operating Segments | Towage Segment
Segment Reporting Information [Line Items]
Revenues		38,771	37,952	40,112
Voyage expenses		(17,727)	(15,024)	(12,052)
Vessel operating (expenses) recoveries		(21,074)	(17,524)	(13,920)
Time-charter hire expenses		(925)	0	(662)
Depreciation and amortization		(15,578)	(12,020)	(8,362)
General and administrative		(4,486)	(3,307)	(4,598)
(Write-down) & gain (loss) on sale of vessels		0	0	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		(21,019)	(9,923)	518
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		31,316	76,674	243,436
Expenditures for dry docking		661	799	0
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues		14,022	20,746	30,230
Voyage expenses		(359)	(1,363)	(2,326)
Vessel operating (expenses) recoveries		10	(1,566)	(6,234)
Time-charter hire expenses		(16,491)	(12,974)	0
Depreciation and amortization		0	0	(6,583)
General and administrative		(360)	(353)	(1,062)
(Write-down) & gain (loss) on sale of vessels		0	0	(3,897)
Restructuring charge		0	0	0
(Loss) income from vessel operations		(3,178)	4,490	10,128
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		0	0	97
Expenditures for dry docking		0	0	0
Eliminations
Segment Reporting Information [Line Items]
Revenues		(8,886)	0	0
Voyage expenses		1,930	0	0
Vessel operating (expenses) recoveries		5,067	0	0
Time-charter hire expenses		0	0	0
Depreciation and amortization		782	0	0
General and administrative		0	0	0
(Write-down) & gain (loss) on sale of vessels		0	0	0
Restructuring charge		0	0	0
(Loss) income from vessel operations		(1,107)	0	0
Equity income		0	0	0
Investment in joint ventures		0	0	0
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs		0	0	0
Expenditures for dry docking		$ 0	$ 0	$ 0